Consolidated and Combined Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenues	$ 18,612,534	$ 17,123,778	$ 16,638,743
Cost of revenue	(16,164,339)	(14,949,256)	(15,070,219)
Gross profit	2,448,195	2,174,522	1,568,524
Selling and distribution expenses	(252,620)	(61,949)	(62,909)
General and administrative expenses	(1,669,513)	(1,239,981)	(1,263,208)
Total operating expenses	(1,922,133)	(1,301,930)	(1,326,117)
Income from operations	526,062	872,592	242,407
Interest income	91,214	256,134	67,295
Interest expense	(76,564)	(55,550)	(46,904)
Total other income, net	14,650	200,584	20,391
Income before tax expenses	540,712	1,073,176	262,798
Income tax expenses	(52,755)	(144,647)	(15,327)
Net income	487,957	928,529	247,471
Other comprehensive income, net of tax
Foreign currency translation adjustment	24,188	4,378	(3,878)
Total other comprehensive income	24,188	4,378	(3,878)
Total comprehensive income	$ 512,145	$ 932,907	$ 243,593
Basic (in Dollars per share)	$ 0.0263	$ 0.0478	$ 0.0125
Diluted (in Dollars per share)	$ 0.0263	$ 0.0478